Related party transactions	9 Months Ended
Sep. 30, 2019
Related party transactions
Related party transactions

4.    Related party transactions

Fresenius SE is the Company’s largest shareholder and owns 31.42% of the Company’s outstanding shares, excluding treasury shares held by the Company, at September 30, 2019. The Company has entered into certain arrangements for services and products with Fresenius SE or its subsidiaries and with certain of the Company’s equity method investees as described in item a) below. The arrangements for leases with Fresenius SE or its subsidiaries are described in item b) below. The Company’s terms related to the receivables or payables for these services, leases and products are generally consistent with the normal terms of the Company’s ordinary course of business transactions with unrelated parties and the Company believes that these arrangements reflect fair market terms. The Company utilizes various methods to verify the commercial reasonableness of its related party arrangements. Financing arrangements as described in item c) below have agreed upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item d) below. Our related party transactions are settled through Fresenius SE’s cash management system where appropriate.

a)    Service agreements and products

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. The Company also provides central purchasing services to the Fresenius SE Companies. These related party agreements generally have a duration of 1 to 5 years and are renegotiated on an as needed basis when the agreement comes due. The Company provides administrative services to one of its equity method investees.

The Company sold products to the Fresenius SE Companies and made purchases from the Fresenius SE Companies and equity method investees. In addition, Fresenius Medical Care Holdings, Inc. (“FMCH”) purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is an indirect, wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. FMCH acquires heparin from Kabi USA, through the GPO contract, which was negotiated by the GPO at arm’s length on behalf of all members of the GPO.

The Company entered into a ten-year agreement with a Fresenius SE Company for the manufacturing of infusion bags. In order to establish the new production line, the Company purchased machinery from the Fresenius SE company in the amount of €3,853 during the nine months ended September 30, 2019 and €3,429 during the nine months ended September 30, 2018.

In December 2010, the Company and Galenica Ltd. (now known as Vifor Pharma Ltd.) formed the renal pharmaceutical company Vifor Fresenius Medical Care Renal Pharma Ltd. (“VFMCRP”), an equity method investee of which the Company owns 45%. The Company has entered into exclusive supply agreements to purchase certain pharmaceuticals from VFMCRP.

Below is a summary, including the Company’s receivables from and payables to the indicated parties resulting from the above described transactions with related parties.

Service agreements and products with related parties

in € THOUS

	For the nine months ended		For the nine months ended		September 30,		December 31,
	September 30, 2019		September 30, 2018		2019		2018
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements(1)
Fresenius SE	106	19,929	389	17,338	1,097	3,412	378	4,019
Fresenius SE affiliates	2,947	76,802	2,557	71,052	1,089	5,510	681	8,470
Equity method investees	2,162	—	16,107	—	652	—	2,449	—
Total	5,215	96,731	19,053	88,390	2,838	8,922	3,508	12,489

Products
Fresenius SE	3	—	—	—	—	—	—	—
Fresenius SE affiliates	33,374	26,739	26,235	29,548	12,005	7,764	8,750	3,658
Equity method investees	—	353,843	—	297,149	—	179,188	—	57,975
Total	33,377	380,582	26,235	326,697	12,005	186,952	8,750	61,633
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €5,832 and €9,376 at September 30, 2019 and December 31, 2018, respectively.

b)    Lease agreements

In addition to the above-mentioned product and service agreements, the Company is a party to real estate lease agreements with the Fresenius SE Companies, which mainly include leases for the Company’s corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany. The majority of the leases expire at the end of 2026.

Below is a summary resulting from the above described lease agreements with related parties. For information on the implementation of IFRS 16, see note 1.

Lease agreements with related parties

in € THOUS

	For the nine months ended			For the nine months ended
	September 30, 2019			September 30, 2018		September 30, 2019
		Interest	Lease			Right-of-use	Lease
	Depreciation	expense	expense (1)	Lease income	Lease expense	asset	liability
Fresenius SE	3,620	342	2,815	—	6,494	31,028	31,233
Fresenius SE affiliates	9,384	1,055	392	—	11,654	93,275	93,630
Total	13,004	1,397	3,207	—	18,148	124,303	124,863
(1)	Short-term leases and expenses relating to variable lease payments are exempted from balance sheet recognition.

c)    Financing

The Company receives short-term financing from and provides short-term financing to Fresenius SE. The Company also utilizes Fresenius SE’s cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties. As of September 30, 2019 and December 31, 2018, the Company had accounts receivable from Fresenius SE related to short-term financing in the amount of €63,514 and €80,228, respectively. As of September 30, 2019 and December 31, 2018, the Company had accounts payable to Fresenius SE related to short-term financing in the amount of €45,612 and €32,454, respectively. The interest rates for these cash management arrangements are set on a daily basis and are based on the then-prevailing overnight reference rate, with a floor of zero, for the respective currencies.

On August 19, 2009, the Company borrowed €1,500 from the General Partner on an unsecured basis at 1.335%. The loan repayment has been extended periodically and is currently due August 21, 2020 with an interest rate of 0.930%. On November 28, 2013, the Company borrowed an additional €1,500 with an interest rate of 1.875% from the General Partner. The loan repayment has been extended periodically and is currently due on November 23, 2019 with an interest rate of 0.825%.

At December 31, 2018, a subsidiary of Fresenius SE held unsecured bonds issued by the Company in the amount of €6,000. One bond was issued in 2012 with a coupon of 5.25% and interest paid semiannually until maturity in 2019. At September 30, 2019, the subsidiary of Fresenius SE held another unsecured bond issued by the Company in the amount of €1,000. This bond was issued in 2011 with a coupon of 5.25% and interest payable semiannually until maturity in 2021.

At September 30, 2019 and December 31, 2018, the Company borrowed from Fresenius SE in the amount of €354,900 on an unsecured basis at an interest rate of 0.930% and €185,900 on an unsecured basis at an interest rate of 0.825%, respectively. For further information on this loan agreement, see note 8.

d)    Key management personnel

Due to the Company’s legal form of a German partnership limited by shares, the General Partner holds a key management position within the Company. In addition, as key management personnel, members of the Management Board and the Supervisory Board, as well as their close relatives, are considered related parties.

The Company’s Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company’s business, including remuneration of the members of the General Partner’s supervisory board and the members of the Management Board. The aggregate amount reimbursed to the General Partner was €19,532 and €15,295, respectively, for its management services during the nine months ended September 30, 2019 and 2018. As of September 30, 2019 and December 31, 2018, the Company had accounts receivable from the General Partner in the amount of €197 and €176, respectively. As of September 30, 2019 and December 31, 2018, the Company had accounts payable to the General Partner in the amount of €13,756 and €47,205, respectively.